Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Property and equipment
Property and equipment, gross	$ 456
Less: accumulated depreciation	(22)
Property and equipment, net	434
Computer equipment
Property and equipment
Property and equipment, gross	6
Laboratory equipment
Property and equipment
Property and equipment, gross	$ 450